SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements - Stock-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recently Adopted Accounting Pronouncements
Net cash provided by operating activities of continuing operations	$ (2,139)	$ (1,917)	$ (1,588)
Net cash provided by (used in) financing activities of continuing operations	$ (668)	(1,486)	$ 527
ASU No. 2016-09 - Stock-based compensation | Reclassified
Recently Adopted Accounting Pronouncements
Net cash provided by operating activities of continuing operations		(6)
Net cash provided by (used in) financing activities of continuing operations		$ (6)